Quarterly Holdings Report
for

Fidelity® Series Real Estate Income Fund

April 30, 2021

SRE-QTLY-0621
1.924316.109

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 18.7%
	Shares	Value
FINANCIALS - 4.3%
Mortgage Real Estate Investment Trusts - 4.3%
AGNC Investment Corp.	459,000	$8,229,870
Broadmark Realty Capital, Inc.	131,700	1,419,726
Capstead Mortgage Corp.	99,600	645,408
Chimera Investment Corp.	112,100	1,472,994
Colony NorthStar Credit Real Estate, Inc.	63,540	552,163
Dynex Capital, Inc.	184,666	3,730,253
Ellington Financial LLC	152,651	2,738,559
Ellington Residential Mortgage REIT	45,300	563,532
Great Ajax Corp.	281,246	3,434,014
MFA Financial, Inc.	1,841,600	8,103,040
New Residential Investment Corp.	1,131,100	12,125,392
Redwood Trust, Inc.	100,500	1,116,555
		44,131,506
REAL ESTATE - 14.4%
Equity Real Estate Investment Trusts (REITs) - 14.3%
Acadia Realty Trust (SBI)	296,600	6,195,974
American Homes 4 Rent Class A	72,400	2,681,696
American Tower Corp.	77,100	19,642,753
Apartment Income (REIT) Corp.	177,124	7,997,149
Apartment Investment & Management Co. Class A	134,424	932,903
AvalonBay Communities, Inc.	9,200	1,766,400
Colony Capital, Inc.	407,899	2,855,293
Crown Castle International Corp.	44,700	8,450,982
Digital Realty Trust, Inc.	38,700	5,971,797
Douglas Emmett, Inc.	49,800	1,670,292
Easterly Government Properties, Inc.	92,100	1,973,703
Equinix, Inc.	7,900	5,694,004
Equity Lifestyle Properties, Inc.	259,500	18,009,300
Equity Residential (SBI)	6,900	512,187
Extra Space Storage, Inc.	6,400	951,616
Gaming & Leisure Properties	49,104	2,282,845
Healthcare Trust of America, Inc.	90,350	2,653,580
Invitation Homes, Inc.	34,600	1,213,076
iStar Financial, Inc.	390,487	7,227,914
Lamar Advertising Co. Class A	33,800	3,347,552
Lexington Corporate Properties Trust	603,422	7,385,885
Mid-America Apartment Communities, Inc.	95,614	15,042,951
Monmouth Real Estate Investment Corp. Class A	183,495	3,390,988
NexPoint Residential Trust, Inc.	16,100	807,576
Public Storage	5,500	1,546,380
Retail Value, Inc.	24,066	448,350
Sabra Health Care REIT, Inc.	142,800	2,594,676
Safehold, Inc.	6,301	445,544
SITE Centers Corp.	146,700	2,163,825
Terreno Realty Corp.	28,480	1,837,530
UMH Properties, Inc.	37,800	813,834
Ventas, Inc.	73,655	4,084,906
Washington REIT (SBI)	120,300	2,793,366
Weyerhaeuser Co.	28,400	1,101,068
		146,487,895
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	11,100	945,720

TOTAL REAL ESTATE		147,433,615

TOTAL COMMON STOCKS
(Cost $149,355,185)		191,565,121

Preferred Stocks - 34.7%
Convertible Preferred Stocks - 1.7%
FINANCIALS - 0.9%
Mortgage Real Estate Investment Trusts - 0.9%
Great Ajax Corp. 7.25%	310,550	7,934,553
Ready Capital Corp. 7.00%	73,475	1,910,350
		9,844,903
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Braemar Hotels & Resorts, Inc. 5.50%	18,883	424,301
Lexington Corporate Properties Trust Series C, 6.50%	71,519	4,214,387
RLJ Lodging Trust Series A, 1.95%	38,950	1,087,095
Wheeler REIT, Inc. 8.75% (a)	39,974	723,306
		6,449,089
Real Estate Management & Development - 0.2%
Landmark Infrastructure Partners LP 3 month U.S. LIBOR + 4.690% 6.856% (b)(c)	57,650	1,556,550
TOTAL REAL ESTATE		8,005,639

TOTAL CONVERTIBLE PREFERRED STOCKS		17,850,542

Nonconvertible Preferred Stocks - 33.0%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
DCP Midstream Partners LP:
7.95% (b)	36,975	898,493
Series B, 7.875% (b)	34,150	825,064
Enbridge, Inc.:
Series 1, 5 year U.S. Treasury Index + 3.140% 5.949% (b)(c)	99,425	2,091,902
Series L, 5 year U.S. Treasury Index + 3.150% 4.959% (b)(c)	19,600	390,040
Energy Transfer LP 7.60% (b)	100,525	2,442,758
Global Partners LP:
9.75% (b)	1,825	50,297
Series B, 9.50%	12,200	327,448
		7,026,002
FINANCIALS - 20.6%
Mortgage Real Estate Investment Trusts - 20.6%
Acres Commercial Realty Corp. 8.625% (b)	16,193	406,993
AG Mortgage Investment Trust, Inc.:
8.00%	144,509	3,554,921
8.25%	1,725	42,780
Series C, 8.00% (b)	103,493	2,444,091
AGNC Investment Corp.:
6.125% (b)	144,800	3,480,992
6.875% (b)	130,650	3,318,510
Series C, 7.00% (b)	319,899	8,215,006
Series E, 6.50% (b)	380,250	9,536,708
Annaly Capital Management, Inc.:
6.75% (b)	163,400	4,240,230
Series F, 6.95% (b)	515,600	13,065,304
Series G, 6.50% (b)	235,110	5,913,017
Arbor Realty Trust, Inc.:
Series A, 8.25%	44,047	1,147,671
Series B, 7.75%	42,675	1,105,923
Series C, 8.50%	16,125	424,249
Arlington Asset Investment Corp.:
6.625%	39,038	991,565
8.25% (b)	22,175	540,959
Armour Residential REIT, Inc. Series C 7.00%	16,500	417,285
Capstead Mortgage Corp. Series E, 7.50%	132,416	3,336,883
Cherry Hill Mortgage Investment Corp.:
8.25% (b)	56,575	1,441,220
Series A, 8.20%	64,250	1,667,288
Chimera Investment Corp.:
8.00% (b)	230,700	5,670,606
Series A, 8.00%	38,500	982,520
Series B, 8.00% (b)	472,958	11,771,925
Series C, 7.75% (b)	333,766	8,047,098
Dynex Capital, Inc. Series C 6.90% (b)	173,400	4,421,700
Ellington Financial LLC 6.75% (b)	153,222	3,907,161
Invesco Mortgage Capital, Inc.:
7.50% (b)	471,881	11,325,144
Series A, 7.75%	31,526	781,845
Series B, 7.75% (b)	288,079	7,057,936
MFA Financial, Inc.:
6.50% (b)	415,300	9,477,146
Series B, 7.50%	195,649	4,793,401
New Residential Investment Corp.:
7.125% (b)	427,786	10,382,366
Series A, 7.50% (b)	415,696	10,398,968
Series C, 6.375% (b)	129,446	2,941,013
New York Mortgage Trust, Inc.:
Series B, 7.75%	81,977	2,001,878
Series C, 7.875%	121,233	3,001,729
Series D, 8.00% (b)	78,000	1,912,950
PennyMac Mortgage Investment Trust:
8.125% (b)	106,075	2,740,023
Series B, 8.00% (b)	276,005	7,209,251
Ready Capital Corp.:
5.75%	120,000	3,100,800
Series B, 8.625%	111,413	2,832,118
Series C, 6.20%	136,450	3,544,971
Two Harbors Investment Corp.:
Series A, 8.125% (b)	292,032	7,630,796
Series B, 7.625% (b)	503,172	12,528,983
Series C, 7.25% (b)	312,649	7,600,497
		211,354,420
Real Estate Management & Development - 0.0%
Brookfield Properties Corp. Series EE, 5.10% (b)	7,675	139,557
TOTAL FINANCIALS		211,493,977
REAL ESTATE - 11.6%
Equity Real Estate Investment Trusts (REITs) - 11.5%
American Finance Trust, Inc.:
7.50%	193,698	5,055,518
Series C 7.375%	205,000	5,272,600
American Homes 4 Rent:
6.25%	18,925	515,139
Series D, 6.50%	47,325	1,202,064
Series E, 6.35%	57,650	1,461,428
Series F, 5.875%	47,683	1,257,878
Series G, 5.875%	37,050	977,379
Armada Hoffler Properties, Inc. 6.75%	33,250	894,425
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	50,274	1,181,439
Series F, 7.375%	66,735	1,566,604
Series G, 7.375%	34,229	794,113
Series H, 7.50%	35,575	825,340
Series I, 7.50%	58,911	1,363,790
Bluerock Residential Growth (REIT), Inc.:
Series C, 7.625%	44,175	1,127,346
Series D, 7.125%	31,900	808,027
Braemar Hotels & Resorts, Inc. Series D, 8.25%	35,150	892,810
Cedar Realty Trust, Inc.:
Series B, 7.25%	40,856	1,036,108
Series C, 6.50%	53,500	1,346,060
Centerspace Series C, 6.625%	57,700	1,511,959
City Office REIT, Inc. Series A, 6.625%	27,525	711,797
Colony Capital, Inc.:
Series G, 7.50%	242,148	6,108,183
Series H, 7.125%	295,573	7,386,369
Series I, 7.15%	285,785	7,204,640
Series J, 7.15%	345,049	8,626,225
DiamondRock Hospitality Co. 8.25%	34,900	993,952
Digital Realty Trust, Inc. Series C, 6.625%	16,950	426,971
Farmland Partners, Inc. Series B, 6.00%	117,050	3,056,176
Gladstone Commercial Corp.:
6.625%	41,125	1,077,064
Series D, 7.00%	107,225	2,711,945
Gladstone Land Corp. Series D, 5.00%	60,000	1,561,200
Global Medical REIT, Inc. Series A, 7.50%	27,461	726,893
Global Net Lease, Inc.:
Series A, 7.25%	129,625	3,460,988
Series B 6.875%	47,200	1,253,165
Healthcare Trust, Inc. Series A 7.375%	24,500	619,115
Hersha Hospitality Trust:
Series C, 6.875%	550	13,305
Series D, 6.50%	42,250	994,565
iStar Financial, Inc.:
Series D, 8.00%	76,856	1,976,275
Series G, 7.65%	145,700	3,744,505
Series I, 7.50%	303,323	7,907,631
Monmouth Real Estate Investment Corp. Series C, 6.125%	99,636	2,551,678
National Storage Affiliates Trust Series A, 6.00%	12,325	328,338
Office Properties Income Trust 5.875%	39,775	1,002,330
Pebblebrook Hotel Trust:
6.30%	53,702	1,353,290
6.375%	55,192	1,414,019
Series C, 6.50%	73,405	1,853,476
Series D, 6.375%	55,989	1,413,722
Pennsylvania (REIT):
Series B, 7.375%	56,533	524,909
Series C, 7.20%	9,575	89,622
Series D, 6.875%	27,400	261,670
Plymouth Industrial REIT, Inc. Series A, 7.50%	30,350	812,166
Prologis (REIT), Inc. Series Q, 8.54%	16,850	1,152,540
QTS Realty Trust, Inc. Series A, 7.125%	32,825	923,696
Rexford Industrial Realty, Inc.:
Series A, 5.875%	26,500	672,040
Series B, 5.875%	50,000	1,324,500
Series C, 5.625%	11,775	324,284
Saul Centers, Inc.:
Series D, 6.125%	15,958	418,898
Series E, 6.00%	13,475	356,818
Seritage Growth Properties Series A, 7.00%	1,050	24,098
Sotherly Hotels, Inc.:
Series B, 8.00%	12,750	227,843
Series C, 7.875%	19,300	337,750
Spirit Realty Capital, Inc. Series A, 6.00%	16,575	443,879
Summit Hotel Properties, Inc.:
Series D, 6.45%	42,350	1,095,455
Series E, 6.25%	52,384	1,367,222
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	8,475	215,604
Series F, 6.45%	16,950	433,073
UMH Properties, Inc.:
Series C, 6.75%	78,695	2,053,153
Series D, 6.375%	49,775	1,279,715
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	51,175	1,344,367
Series K 5.875%	28,775	746,424
VEREIT, Inc. Series F, 6.70%	95,774	2,434,575
		118,432,145
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP:
5.75%	7,000	166,250
6.50%	5,875	150,870
Landmark Infrastructure Partners LP Series B, 7.90%	22,125	563,081
		880,201
TOTAL REAL ESTATE		119,312,346
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35% (b)	35,775	739,279

TOTAL NONCONVERTIBLE PREFERRED STOCKS		338,571,604

TOTAL PREFERRED STOCKS
(Cost $337,305,509)		356,422,146
	Principal Amount	Value

Corporate Bonds - 22.7%
Convertible Bonds - 6.9%
FINANCIALS - 6.5%
Mortgage Real Estate Investment Trusts - 6.5%
Arbor Realty Trust, Inc. 4.75% 11/1/22	4,274,000	4,557,153
Blackstone Mortgage Trust, Inc. 4.75% 3/15/23	1,644,000	1,691,347
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (d)	2,696,000	2,596,585
6.375% 10/1/23	1,901,000	1,824,960
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	4,821,000	5,227,772
MFA Financial, Inc. 6.25% 6/15/24	4,363,000	4,391,857
New York Mortgage Trust, Inc. 6.25% 1/15/22	28,000	28,455
PennyMac Corp.:
5.5% 11/1/24	7,066,000	7,136,660
5.5% 3/15/26 (d)	250,000	256,563
Redwood Trust, Inc.:
4.75% 8/15/23	3,555,000	3,568,509
5.625% 7/15/24	12,460,000	12,569,648
RWT Holdings, Inc. 5.75% 10/1/25	11,771,000	11,815,730
Two Harbors Investment Corp. 6.25% 1/15/26	3,400,000	3,812,420
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	8,392,000	7,710,150
		67,187,809
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Colony Capital, Inc. 5% 4/15/23	3,687,000	3,777,769

TOTAL CONVERTIBLE BONDS		70,965,578

Nonconvertible Bonds - 15.8%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/28 (d)	4,000,000	4,118,240
CONSUMER DISCRETIONARY - 2.6%
Hotels, Restaurants & Leisure - 0.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	460,000	482,425
Marriott Ownership Resorts, Inc. 6.5% 9/15/26	45,000	47,025
Times Square Hotel Trust 8.528% 8/1/26 (d)	1,531,736	1,670,333
		2,199,783
Household Durables - 2.4%
Adams Homes, Inc. 7.5% 2/15/25 (d)	1,550,000	1,623,625
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (d)	4,354,000	4,533,603
9.875% 4/1/27 (d)	3,780,000	4,295,025
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30 (d)	255,000	254,681
6.25% 9/15/27 (d)	1,467,000	1,555,020
Century Communities, Inc. 6.75% 6/1/27	1,770,000	1,904,564
LGI Homes, Inc. 6.875% 7/15/26 (d)	4,133,000	4,298,320
M/I Homes, Inc. 5.625% 8/1/25	1,518,000	1,567,335
New Home Co., Inc. 7.25% 10/15/25 (d)	1,495,000	1,571,051
Picasso Finance Sub, Inc. 6.125% 6/15/25 (d)	720,000	765,900
TRI Pointe Homes, Inc. 5.25% 6/1/27	2,042,000	2,195,150
		24,564,274
TOTAL CONSUMER DISCRETIONARY		26,764,057
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC:
6.75% 2/7/25 (d)	1,250,000	1,285,875
8.5% 10/30/25 (d)	305,000	323,675
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,045,000	2,186,207
		3,795,757
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,753,000	1,905,893
HEALTH CARE - 0.9%
Health Care Providers & Services - 0.9%
Sabra Health Care LP:
3.9% 10/15/29	1,011,000	1,051,460
4.8% 6/1/24	1,267,000	1,389,559
5.125% 8/15/26	6,615,000	7,435,939
		9,876,958
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc. 4.625% 8/15/28 (d)	750,000	765,128
REAL ESTATE - 11.2%
Equity Real Estate Investment Trusts (REITs) - 8.1%
American Homes 4 Rent LP 4.25% 2/15/28	2,000,000	2,221,926
CBL & Associates LP:
4.6% 10/15/24 (e)	3,930,000	2,259,750
5.25% 12/1/23 (e)	3,629,000	2,100,284
5.95% 12/15/26 (e)	2,551,000	1,466,825
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,428,000	1,470,269
ESH Hospitality, Inc. 5.25% 5/1/25 (d)	2,346,000	2,393,624
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)	925,000	915,783
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,375,000	2,681,233
Healthpeak Properties, Inc. 4% 6/1/25	2,011,000	2,230,793
iStar Financial, Inc.:
4.25% 8/1/25	3,200,000	3,242,880
4.75% 10/1/24	7,120,000	7,422,600
5.5% 2/15/26	3,015,000	3,120,525
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	1,506,000	1,594,478
5% 10/15/27	4,237,000	4,459,443
Office Properties Income Trust:
4.15% 2/1/22	2,117,000	2,160,548
4.25% 5/15/24	946,000	998,511
4.5% 2/1/25	3,695,000	3,959,699
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	483,000	533,390
4.75% 1/15/28	1,616,000	1,802,228
4.95% 4/1/24	659,000	718,416
5.25% 1/15/26	22,000	25,164
Senior Housing Properties Trust:
4.75% 5/1/24	8,480,000	8,755,600
4.75% 2/15/28	5,067,000	5,067,000
6.75% 12/15/21	2,090,000	2,102,540
9.75% 6/15/25	2,000,000	2,240,000
Service Properties Trust:
4.65% 3/15/24	1,556,000	1,567,670
5% 8/15/22	859,000	870,150
7.5% 9/15/25	1,480,000	1,677,449
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (d)	4,000,000	3,976,140
Uniti Group, Inc. 7.875% 2/15/25 (d)	1,000,000	1,077,500
VEREIT Operating Partnership LP:
3.1% 12/15/29	1,000,000	1,052,460
4.6% 2/6/24	1,757,000	1,922,773
4.875% 6/1/26	1,593,000	1,845,196
VICI Properties, Inc. 4.625% 12/1/29 (d)	1,095,000	1,137,059
WP Carey, Inc.:
4% 2/1/25	422,000	459,870
4.25% 10/1/26	459,000	517,743
XHR LP 6.375% 8/15/25 (d)	750,000	794,063
		82,841,582
Real Estate Management & Development - 3.1%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)	875,000	936,250
Five Point Operation Co. LP 7.875% 11/15/25 (d)	3,734,000	3,948,705
Forestar Group, Inc.:
3.85% 5/15/26 (d)	1,000,000	1,010,450
8% 4/15/24 (d)	2,784,000	2,897,030
Greystar Real Estate Partners 5.75% 12/1/25 (d)	3,430,000	3,532,900
Howard Hughes Corp.:
4.125% 2/1/29 (d)	3,000,000	2,970,000
5.375% 8/1/28 (d)	1,345,000	1,423,010
Kennedy-Wilson, Inc. 4.75% 3/1/29	4,000,000	4,135,000
Mack-Cali Realty LP:
3.15% 5/15/23	5,000	5,088
4.5% 4/18/22	91,000	91,910
Mattamy Group Corp. 5.25% 12/15/27 (d)	2,855,000	2,990,613
Mid-America Apartments LP 3.75% 6/15/24	356,000	384,571
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	2,500,000	2,593,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.875% 6/15/27 (d)	202,000	229,270
6.625% 7/15/27 (d)	1,427,000	1,541,160
Washington Prime Group LP 6.45% 8/15/24	5,316,000	3,299,641
		31,989,348
TOTAL REAL ESTATE		114,830,930

TOTAL NONCONVERTIBLE BONDS		162,056,963

TOTAL CORPORATE BONDS
(Cost $227,456,801)		233,022,541

Asset-Backed Securities - 2.2%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	1,841,000	2,025,942
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	1,624,000	1,786,662
Class XS, 0% 10/17/52 (b)(d)(f)(g)	910,871	9
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,225,439
Series 2002-2 Class M2, 9.163% 3/1/33	1,524,798	1,432,927
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 3.0638% 2/22/36 (b)(c)(d)	358,000	350,011
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (b)	5,034	5,160
Series 1997-3 Class M1, 7.53% 3/15/28	39,569	40,055
Home Partners of America Trust:
Series 2017-1 Class F, 1 month U.S. LIBOR + 3.530% 3.654% 7/17/34 (b)(c)(d)	2,115,000	2,114,496
Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.466% 7/17/37 (b)(c)(d)	604,000	604,022
Kref Ltd. Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.550% 2.6656% 6/15/36 (b)(c)(d)	440,000	439,999
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	1,853,869	1,561,884
Progress Residential Trust:
Series 2017-SFR1 Class F, 5.35% 8/17/34 (d)	526,000	531,580
Series 2018-SFR2 Class F, 4.953% 8/17/35 (d)	892,000	897,363
Series 2018-SFR3 Class F, 5.368% 10/17/35 (d)	588,000	595,635
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)	1,000,000	1,016,779
Series 2020-SFR1 Class H, 5.268% 4/17/37 (d)	588,000	597,639
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)	1,533,000	1,535,666
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (d)	1,632,000	1,659,835
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)	628,000	650,230
Series 2018-SFR1 Class F, 4.96% 5/17/37 (d)	1,386,000	1,457,097
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (d)	2,044,000	2,112,727
TOTAL ASSET-BACKED SECURITIES
(Cost $22,362,054)		22,641,157

Commercial Mortgage Securities - 16.8%
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.115% 4/15/34 (b)(c)(d)	616,000	616,000
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.215% 4/15/35 (b)(c)(d)	905,000	859,341
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	625,000	583,697
Series 2017-BNK8 Class E, 2.8% 11/15/50 (d)	1,848,000	1,296,935
Series 2018-BN12 Class D, 3% 5/15/61 (d)	318,000	274,526
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (b)(d)	573,000	547,788
Class 225E, 3.4041% 12/15/62 (b)(d)	859,000	771,630
Series 2020-B18 Class AGNG, 4.5348% 7/15/53 (b)(d)	2,058,000	1,993,674
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.053% 8/15/36 (b)(c)(d)	1,050,000	1,049,139
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.470% 2.5861% 3/15/37 (b)(c)(d)	2,000,000	2,003,993
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.115% 11/15/32 (b)(c)(d)	1,071,000	1,069,324
Series 2020-BXLP Class G, 1 month U.S. LIBOR + 2.500% 2.615% 12/15/36 (b)(c)(d)	985,003	984,412
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (b)(d)	1,505,000	1,514,121
Class E, 3.667% 3/11/44 (b)(d)	968,000	935,460
BX Trust:
floater:
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 2.165% 11/15/35 (b)(c)(d)	1,190,700	1,189,955
Class H, 1 month U.S. LIBOR + 3.000% 3.115% 11/15/35 (b)(c)(d)	1,157,800	1,160,061
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3516% 10/15/36 (b)(c)(d)	1,000,000	969,936
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 3.715% 4/15/34 (b)(c)(d)	819,000	782,083
Series 2019-XL Class J, 1 month U.S. LIBOR + 2.650% 2.765% 10/15/36 (b)(c)(d)	1,762,518	1,762,516
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(d)	4,330,000	4,387,494
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (b)(d)	651,000	615,764
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.365% 12/15/37 (b)(c)(d)	1,021,000	1,021,637
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (d)	2,226,000	1,838,752
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 3.365% 7/15/30 (b)(c)(d)	69,000	65,285
Class E, 1 month U.S. LIBOR + 3.870% 3.9865% 7/15/30 (b)(c)(d)	1,229,000	1,110,573
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.600% 2.7232% 6/15/34 (b)(c)(d)	994,102	898,304
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.3529% 9/10/46 (b)(d)	2,496,000	2,520,416
Series 2016-C3 Class D, 3% 11/15/49 (d)	2,990,000	2,356,975
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.165% 9/15/33 (b)(c)(d)	735,000	660,366
Class G, 1 month U.S. LIBOR + 5.050% 5.1713% 9/15/33 (b)(c)(d)	735,000	596,638
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)(g)	1,299,000	879,182
Series 2012-CR1:
Class C, 5.5327% 5/15/45 (b)	3,011,000	2,853,916
Class D, 5.5327% 5/15/45 (b)(d)	1,917,000	1,546,176
Class G, 2.462% 5/15/45 (d)(g)	1,133,000	280,991
Series 2012-LC4 Class C, 5.7188% 12/10/44 (b)	802,000	784,147
Series 2013-CR10 Class D, 4.9486% 8/10/46 (b)(d)	1,756,000	1,768,485
Series 2013-LC6 Class D, 4.4534% 1/10/46 (b)(d)	2,732,000	2,643,353
Series 2014-UBS2 Class D, 5.1619% 3/10/47 (b)(d)	537,000	455,957
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	1,192,000	1,114,290
Series 2019-CD4 Class C, 4.3497% 5/10/50 (b)	1,006,000	1,080,298
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	31,000	28,911
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.9917% 8/15/45 (b)(d)	836,000	784,974
Class F, 4.25% 8/15/45 (d)	783,000	496,121
Credit Suisse Mortgage Trust floater:
Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 2.765% 5/15/36 (b)(c)(d)	3,233,000	3,231,055
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.715% 1/15/34 (b)(c)(d)	1,430,000	1,411,168
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.6087% 6/15/50 (b)(d)	1,766,000	1,476,370
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (b)(d)	1,287,000	1,248,624
Series 2017-CX9 Class D, 4.2854% 9/15/50 (b)(d)	461,000	367,282
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.465% 7/15/32 (b)(c)(d)	2,493,000	2,129,415
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(d)	2,168,000	2,197,949
DBGS Mortgage Trust Series 2018-C1 Class C, 4.7834% 10/15/51 (b)	1,000,000	1,066,583
DBUBS Mortgage Trust:
Series 2011-LC1A Class G, 4.652% 11/10/46 (d)	2,778,000	2,697,131
Series 2011-LC3A Class D, 5.517% 8/10/44 (b)(d)	728,000	713,067
GPMT, Ltd. / GPMT LLC floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0638% 11/21/35 (b)(c)(d)	1,500,000	1,490,514
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 2.715% 7/15/35 (b)(c)(d)	669,000	595,625
Series 2011-GC5:
Class C, 5.4781% 8/10/44 (b)(d)	101,000	83,836
Class D, 5.4781% 8/10/44 (b)(d)	759,236	462,853
Class E, 5.4781% 8/10/44 (b)(d)(g)	848,000	472,972
Class F, 4.5% 8/10/44 (d)(g)	677,000	60,930
Series 2012-GC6:
Class C, 5.8425% 1/10/45 (b)(d)	2,440,000	2,426,782
Class D, 5.8425% 1/10/45 (b)(d)	1,891,000	1,777,005
Class E, 5% 1/10/45 (b)(d)	2,889,000	2,216,576
Series 2012-GCJ7 Class D, 5.8062% 5/10/45 (b)(d)	1,135,000	1,049,551
Series 2012-GCJ9:
Class D, 4.8959% 11/10/45 (b)(d)	1,569,000	1,535,157
Class E, 4.8959% 11/10/45 (b)(d)	355,000	300,348
Series 2013-GC16:
Class D, 5.4877% 11/10/46 (b)(d)	3,292,000	3,289,598
Class F, 3.5% 11/10/46 (d)	1,510,000	1,126,278
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)	1,964,000	1,836,477
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 5.814% 11/21/35 (b)(c)(d)	5,000,000	5,002,387
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(d)	2,015,000	1,993,775
Series 2016-SFP Class F, 6.1552% 11/5/35 (d)	3,277,000	3,301,790
IMT Trust Series 2017-APTS:
Class EFX, 3.6132% 6/15/34 (b)(d)	1,693,000	1,718,382
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9646% 6/15/34 (b)(c)(d)	467,531	464,596
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	504,000	495,783
JP Morgan Chase Commercial Mortgage Securities Trust:
floater Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 1.715% 6/15/32 (b)(c)(d)	1,600,000	1,600,487
Class E, 1 month U.S. LIBOR + 3.000% 3.115% 6/15/35 (b)(c)(d)	15,200	15,209
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (d)	1,406,000	1,390,061
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	1,624,000	1,301,751
Series 2014-C26 Class D, 4.0205% 1/15/48 (b)(d)	602,000	591,073
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5553% 12/15/49 (b)(d)	1,924,000	1,635,901
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.2143% 12/15/49 (b)(d)	1,308,000	1,117,744
Series 2018-C8 Class D, 3.401% 6/15/51 (b)(d)	302,000	257,157
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.7055% 2/15/46 (b)(d)	3,467,000	1,026,545
Class G, 4.409% 2/15/46 (b)(d)(g)	1,680,000	270,898
Class H, 4.409% 2/15/46 (b)(d)(g)	1,320,000	63,197
Series 2011-C4 Class E, 5.6863% 7/15/46 (b)(d)	1,390,000	1,385,071
Series 2012-CBX:
Class C, 5.2616% 6/15/45 (b)	1,291,000	1,160,213
Class E, 5.2616% 6/15/45 (b)(d)	1,078,000	487,777
Class G 4% 6/15/45 (d)(g)	805,000	159,317
Series 2013-LC11:
Class D, 4.3056% 4/15/46 (b)	1,316,000	978,891
Class F, 3.25% 4/15/46 (b)(d)(g)	482,000	223,701
Series 2014-DSTY Class E, 3.9314% 6/10/27 (b)(d)	924,000	45,506
Series 2018-AON Class F, 4.767% 7/5/31 (b)(d)	961,000	960,657
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 3.065% 3/15/38 (b)(c)(d)	2,247,000	2,246,325
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.7587% 11/15/45 (b)(d)	2,000,000	1,983,728
Series 2012-C6, Class F, 4.7587% 11/15/45 (b)(d)(g)	1,000,000	706,044
Series 2013-C12 Class D, 4.9214% 10/15/46 (b)(d)	1,500,000	1,209,727
Series 2013-C13:
Class D, 5.0611% 11/15/46 (b)(d)	2,994,000	2,720,455
Class E, 5.0611% 11/15/46 (b)(d)	659,000	504,496
Series 2013-C9 Class C, 4.1604% 5/15/46 (b)	625,000	638,244
Series 2016-C30 Class D, 3% 9/15/49 (d)	522,000	376,588
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(d)	67,564	68,398
Series 2011-C2:
Class D, 5.5112% 6/15/44 (b)(d)	2,382,000	2,130,757
Class F, 5.5112% 6/15/44 (b)(d)	1,467,000	855,195
Class XB, 0.3364% 6/15/44 (b)(d)(f)	45,166,262	290,997
Series 2011-C3:
Class C, 5.4338% 7/15/49 (b)(d)	2,446,000	2,414,913
Class D, 5.4338% 7/15/49 (b)(d)	83,000	75,489
Class E, 5.4338% 7/15/49 (b)(d)	652,000	528,212
Class F, 5.4338% 7/15/49 (b)(d)(g)	636,000	401,207
Class G, 5.4338% 7/15/49 (b)(d)(g)	979,600	355,053
Series 2012-C4 Class D, 5.5989% 3/15/45 (b)(d)	1,640,000	1,295,687
Series 2015-MS1 Class D, 4.1656% 5/15/48 (b)(d)	2,045,000	1,821,621
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)	642,000	366,833
Series 2016-BNK2 Class C, 3% 11/15/49 (d)	2,346,000	1,921,922
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 7.0415% 8/15/24 (b)(c)(d)	487,750	470,756
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.365% 8/15/34 (b)(c)(d)	1,990,071	1,996,291
MRCD Series 2019-PARK Class J, 4.25% 12/15/36 (d)	3,532,000	3,414,879
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.265% 10/15/37 (b)(c)(d)	939,000	937,837
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(d)	1,000,000	770,251
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.8646% 6/15/35 (b)(c)(d)	315,000	299,773
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.8646% 6/15/35 (b)(c)(d)	113,725	107,844
Series 2019-1776 Class F, 4.2988% 10/15/36 (d)	1,894,500	1,809,134
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (d)	1,000,000	1,016,412
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	973,201	1,117,338
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 3.0061% 3/25/34 (b)(c)(d)	599,000	567,519
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.593% 9/15/39 (b)(d)	2,000,000	1,836,792
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7543% 5/10/45 (b)(d)	492,000	445,133
Class E, 5% 5/10/45 (b)(d)(g)	1,236,000	742,318
Class F, 5% 5/10/45 (b)(d)(g)	399,000	58,407
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (b)(d)	1,817,000	1,098,533
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.2518% 1/10/45 (b)(d)	34,000	34,553
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.9164% 10/15/45 (b)(d)	637,000	651,003
Class E, 4.9164% 10/15/45 (b)(d)	1,539,000	1,516,330
Class F, 4.9164% 10/15/45 (b)(d)	774,000	619,090
Series 2016-BNK1 Class D, 3% 8/15/49 (d)	1,260,000	844,141
Series 2016-C35 Class D, 3.142% 7/15/48 (d)	2,512,000	2,049,777
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	963,000	785,560
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (g)	45,000	3,631
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)	2,155,000	2,147,925
Class D, 5.7535% 3/15/44 (b)(d)	3,352,000	1,806,656
Class E, 5% 3/15/44 (d)	34,000	4,872
Series 2011-C5:
Class C, 5.8485% 11/15/44 (b)(d)	1,250,000	1,261,772
Class E, 5.8485% 11/15/44 (b)(d)	903,000	883,750
Class F, 5.25% 11/15/44 (b)(d)	2,000,000	1,726,976
Class G, 5.25% 11/15/44 (b)(d)	1,000,000	827,541
Series 2012-C7 Class D, 4.9578% 6/15/45 (b)(d)(g)	620,000	219,148
Series 2012-C8 Class E, 5.0469% 8/15/45 (b)(d)	557,000	442,236
Series 2013-C11:
Class D, 4.3968% 3/15/45 (b)(d)	65,000	63,607
Class E, 4.3968% 3/15/45 (b)(d)	53,000	44,615
Series 2013-C13 Class D, 4.2768% 5/15/45 (b)(d)	45,000	44,231
Series 2013-C16 Class D, 5.172% 9/15/46 (b)(d)	715,000	657,227
Series 2013-UBS1 Class D, 5.2076% 3/15/46 (b)(d)	910,000	880,311
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(d)	1,168,000	1,009,726
Class PR2, 3.6332% 6/5/35 (b)(d)	459,000	359,580
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $180,433,561)		172,549,977

Bank Loan Obligations - 3.1%
COMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.87% 4/11/25 (b)(c)(h)	3,676,523	3,648,581
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8633% 12/22/24 (b)(c)(h)	834,170	824,469
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (b)(c)(h)	3,977,733	3,801,241
		4,625,710
ENERGY - 0.5%
Energy Equipment & Services - 0.2%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/1/25 (b)(c)(h)	1,458,750	1,325,026
Oil, Gas & Consumable Fuels - 0.3%
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (b)(c)(h)	3,334,800	3,327,497

TOTAL ENERGY		4,652,523

FINANCIALS - 0.7%
Capital Markets - 0.1%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6866% 9/30/24 (b)(c)(h)	984,962	983,268
Diversified Financial Services - 0.6%
Agellan Portfolio 9% 8/7/25 (b)(g)(h)	1,217,000	1,229,170
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (b)(c)(g)(h)	5,360,000	5,373,400
		6,602,570

TOTAL FINANCIALS		7,585,838

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (b)(c)(h)	892,303	886,726
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.3%
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1133% 9/18/26 (b)(c)(h)	1,346,153	1,336,986
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8624% 6/28/23 (b)(c)(h)	2,003,869	1,998,859
		3,335,845
Real Estate Management & Development - 0.7%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (b)(c)(g)(h)	1,343,050	1,346,408
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8633% 8/21/25 (b)(c)(h)	4,700,431	4,585,882
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(h)	1,033,369	809,686
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(h)	58,284	45,668
		6,787,644

TOTAL REAL ESTATE		10,123,489

UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/21 (b)(c)(h)	231,598	225,924
TOTAL BANK LOAN OBLIGATIONS
(Cost $32,293,711)		31,748,791
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.04% (i)
(Cost $15,663,479)	15,663,100	15,666,232
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $964,870,300)		1,023,615,965
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,477,731
NET ASSETS - 100%		$1,027,093,696

Legend

 (a) Non-income producing

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $246,640,677 or 24.0% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Level 3 security

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,541
Total	$28,541

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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